INCOME TAX (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2018 HKD ($) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INCOME TAX
Income tax expenses | ¥		¥ 242,461	¥ 120,778	¥ 15,650
Effective tax rate (as a percent)		(25.60%)	(22.00%)	(3.70%)
Statutory income tax rate		25.00%	25.00%	25.00%
PRC
INCOME TAX
Statutory income tax rate		25.00%
Hong Kong SAR
INCOME TAX
Effective tax rate (as a percent)		16.50%
Statutory income tax rate	16.50%	16.50%
Amount of first assessable profits earned will be taxed at half the current tax rate | $	$ 2
Tax rate for first HK$2 million of assessable profits earned	8.25%
Number of entities to be nominated and benefit from the progressive rates | item	1
Singapore
INCOME TAX
Statutory income tax rate		17.00%
Malaysia
INCOME TAX
Statutory income tax rate		24.00%
High and New Technology Enterprise | PRC
INCOME TAX
Statutory income tax rate		15.00%	15.00%	15.00%